Segment and Product Information - Segment Reporting Information by Product Category (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Entity Wide Information Revenue From External Customer [Line Items]
Net sales	$ 396,737	$ 434,907	$ 426,543	$ 345,909	$ 369,111	$ 402,931	$ 398,148	$ 319,702	$ 1,604,096	$ 1,489,892	$ 1,070,676
Lumber And Lumber Sheet Goods
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									563,392	570,830	381,194
Windows, Doors And Millwork
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									505,501	435,808	330,878
Manufactured Products
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									333,589	295,481	204,979
Gypsum Roofing And Insulation
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									46,934	46,362	40,948
Siding, Metal And Concrete Products
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									41,794	37,890	31,354
Other Building Products And Services
Entity Wide Information Revenue From External Customer [Line Items]
Net sales									$ 112,886	$ 103,521	$ 81,323